Putnam
Preferred
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The tendency of preferred stocks to act like bonds served Putnam
Preferred Income Fund well during the first half of fiscal 2001. In a period when most equities were experiencing significant drops, your fund's modest decline provided a comforting contrast.

The period was not without its ironies for Fund Manager Jeanne Mockard. Even though she had committed only a small portion of the fund's assets to California utilities, the electric power crisis in that state cascaded throughout the utilities sector, adversely affecting the issues of companies across the entire preferred stock spectrum. In fact, looking beyond the current crisis, Jeanne is closely watching developments in the Golden State, on the alert for opportunities that may arise from that troubled situation.

As she reviews the fund's performance and strategy during the semiannual period, Jeanne also comes to the optimistic conclusion that the economy will soon resume its upward path and create a more favorable environment for preferred stocks in the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Jeanne L. Mockard

During the first half of Putnam Preferred Income Fund's fiscal year, which ended January 31, 2001, the environment for preferred stocks remained relatively stable, despite a slowing economy and a volatile period for equity and fixed-income investments. Your fund's diversified portfolio of preferred stocks issued by financially strong companies provided a combination of price stability and stable income throughout the past six months. Furthermore, 100% of that income qualifies for the dividends-received-deduction (DRD) status for federal income tax purposes.

Total return for 6 months ended 1/31/01

      Class A            Class M
    NAV     POP        NAV     POP
-----------------------------------------------------------------------
   1.93%  -1.33%      1.80%  -0.23%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* QUALITY PREFERREDS PROVIDED RELATIVE STABILITY, INCOME IN A CHANGING MARKET

During the first half of the fund's fiscal year, the Federal Reserve Board's policy has undergone a 180-degree change. Last May, shortly before the fund's fiscal year began, the Fed concluded a series of interest-rate increases that started in 1999. The rate increases were geared to slow the economy in an effort to reduce inflationary pressures. In December the Fed began to hint that it shared the concerns of many observers that the economy was slowing too rapidly. In January, just before the midpoint in the fund's fiscal year, the Fed announced two rate cuts of 50 basis points each (0.5%) -- part of a new program to increase the money supply in an effort to avert a potential recession.

The net result of the mounting concerns about recession was a flight to quality in both equity and fixed-income investments. As many leading companies announced earnings shortfalls, conservative investments with financing strong enough to survive a recession, such as utilities and bonds, were in much demand. High-quality bonds outperformed the stock market in 2000 for the first time in many years, while prices of lower-quality bonds and high-tech growth stocks suffered. Although preferred stocks are technically equities, they tend to perform in line with the bond market, and their prices have tended to remain relatively stable.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities        46.0%

Investment
banking/brokerage         15.2%

Oil and gas               13.7%

Banking                    9.1%

Natural gas
utilities                  3.5%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

"Now that the Fed seems to be focused on averting recession, perpetual preferreds issued by financially strong companies may offer investors appreciation potential, as well as a consistent level of current income if interest rates decline."

 -- Jeanne Mockard, portfolio manager, Putnam Preferred Income Fund

However, in January 2001, the difficulties that beset California's electric utilities were extended to the entire sector. Since utility companies are major issuers of preferred stocks, there was a ripple effect throughout this usually placid market. Although preferreds issued by California utilities accounted for only 3.1% of your fund's assets as of the end of January, leading utility companies throughout the U.S. accounted for more than half the portfolio.

* CALIFORNIA'S POWER SHORTAGES CREATE OPPORTUNITIES

Preferred stocks issued by leading electric utilities have been a major focus for your fund for some time, especially since deregulation has opened up new opportunities for the companies to grow. This winter, when so many investors turned to the utilities sector seeking high quality, financially stable investments, the troubles that beset two of California's most highly regarded electric-service providers came as an unpleasant surprise. The resulting confusion depressed prices of utility stocks, bonds, and preferreds all across the country, although in fact the situation in California is unique and unlikely to be played out in other areas.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Merrill Lynch & Co., Inc.
Series A, $2.25 depository shares
cumulative preferred
Investment banking/brokerage

El Paso Tennessee Pipeline Co.
Series A, $4.13 cumulative preferred
Oil and gas

Baltimore Gas & Electric Co.
Series 93, $7.13 cumulative preferred
Electric utilities

Peco Energy Co.
$7.48 cumulative preferred
Electric utilities

Florida Power & Light Co.
Series U, $6.75 cumulative preferred
Electric utilities

Alabama Power Co.
$1.30 cumulative preferred
Electric utilities

J. P. Morgan & Co., Inc.
Series H, $3.312 cumulative preferred
Banking

Rochester Gas and Electric
Series V, Sinking Fund, $6.60 cumulative preferred
Electric utilities

J. P. Morgan & Co., Inc.
Series A, $5.00 cumulative preferred
Banking

Americo, Inc.
Series A, $2.125 cumulative preferred
Shipping

Footnote reads:
These holdings represent 41.5% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

In many states, deregulation has opened the door to new partnerships and new sources of electric power, and provided financing for new generating plants. In California, utilities companies faced resistance to constructing new generating plants, and the process of electricity generation was separated from distribution. The distribution companies accepted caps on the prices they could charge customers per kilowatt-hour, based on the assumption that their supply would be plentiful and the distributors' costs would come down. In fact, energy costs skyrocketed before California could get its infrastructure in place, and the distributors found themselves selling energy at a fraction of what it cost them to acquire it. As of your fund's fiscal period ended, the state was planning to issue $10 billion in bonds to help solve the short-term financial crisis, and a bill was pending that would allow the companies to raise their rates while they searched for a long-term solution.

Given the small size of the fund's position and our confidence in California's ability to arrive at a solution, we decided to maintain your fund's holdings in California preferreds, riding the price down in anticipation of a recovery to come. What's more, we believe California's woes may have created buying opportunities in other utility companies for investors who truly understand the issues surrounding the sector's environment.

* FUND HOLDS DIVERSIFIED, HIGHLY PRIZED INVESTMENTS

The situation in California proves again the importance of diversification; every portfolio should be constructed to withstand the unexpected. Relative to the size of the stock and bond markets, the market for preferred securities is small. We have to work hard to maintain a portfolio that is both diversified and composed of high-quality, financially strong issuers. Trading activity in this fund is typically low, because the most sought-after investments in these volatile times are often already held in the portfolio.

The only major trade during the past six months has been our sale of J.
P. Morgan Chase (formerly Chase Manhattan Corp.) Series C cumulative preferreds. This high-yielding security has been one of the fund's largest holdings for a long time. However, it becomes callable on June 30, 2001, so we have been selling off blocks of shares in increments over the past month at attractive and successively higher prices. The proceeds will be redeployed into other promising securities as we identify them.

* PERPETUALS OFFER APPRECIATION POTENTIAL

Now that the Fed seems to be focused on averting recession, perpetual preferreds issued by financially strong companies may offer investors appreciation potential, as well as a consistent level of current income, if interest rates decline. Perpetuals offer a fixed return with no maturity date, which makes them the most sensitive to changes in interest rates because they have the longest effective duration. These securities account for 88% of the fund's total assets.

Adjustable rate preferreds (ARPs) and sinking fund preferreds ("sinkers") accounted for most of the rest of the fund's investments. In terms of sensitivity to interest rates, sinkers are next in line to perpetuals, because they generally have a five-year call-protected period, after which the issuer can buy back (or sink) the issue over a predetermined time frame. ARPs offer the most price stability, because the rate they pay is adjusted as interest rates change. In the low interest-rate environment of the past several years, most issuers opted for low, fixed-rate methods of financing, which makes it hard to find ARPs that meet your fund's quality standards.

* CURRENT OUTLOOK IS FOR MODERATE ECONOMIC GROWTH

In a slowing economy, companies with prospects for steady earnings gain in popularity with investors. The utilities industry has been a key focus of your fund for the past few years, largely because so many of these companies are benefiting from deregulation. We also favor companies active in energy sectors, including oil and gas, gas pipelines, and natural gas. We look to the financial services industry as well. We believe the issuers in the portfolio combine the financial strength needed to secure payment obligations on preferreds and other debt instruments as well as equity appeal for conservative investors.

It is important to remember that although the U.S. economy appears to be growing at a slower rate, it is still growing. According to U.S. Commerce Department figures released in December, the economy grew at just 2.2% in the third calendar quarter of 2000 -- the slowest pace in four years and down from 5.6% in the second quarter of that year. However, the Federal Reserve Board and the new administration seem determined to avoid letting the economy slip into recession.

Over the long term, Putnam's macroeconomic research team's forecast calls for slowing growth and a contained inflation rate. The Fed's shift from a restrictive to an accommodating monetary policy also creates a positive backdrop for long-term corporate bonds. The behavior of these bonds, rather than that of the stock market, is what drives the preferred market. Overall, we anticipate a more conservative environment in the capital markets, which would be favorable for owners of Putnam Preferred Income Fund shares.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Preferred Income Fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction for federal income tax purposes. The dividends-received deduction is not available to non-corporate investors.


TOTAL RETURN FOR PERIODS ENDED 1/31/01

                              Class A             Class M
(inception dates)             (1/4/84)           (4/20/95)
                            NAV      POP       NAV       POP
------------------------------------------------------------------------------
6 months                    1.93%  -1.33%      1.80%   -0.23%
------------------------------------------------------------------------------
1 year                      0.85   -2.47       0.60    -1.44
------------------------------------------------------------------------------
5 years                    25.29   21.19      23.79    21.38
Annual average              4.61    3.92       4.36     3.95
------------------------------------------------------------------------------
10 years                  110.54  103.70     104.21   100.13
Annual average              7.73    7.37       7.40     7.18
------------------------------------------------------------------------------
Annual average
(life of fund)              7.39    7.18       7.09     6.96
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                            Merrill Lynch       Standard & Poor's    Consumer
                      Perpetual Preferred Index    500 Index        price index
-------------------------------------------------------------------------------
6 months                        1.16%                -3.98%             1.68%
-------------------------------------------------------------------------------
1 year                          8.53                 -0.90              3.84
-------------------------------------------------------------------------------
5 years                        31.30                132.30             13.57
Annual average                  5.59                 18.35              2.58
-------------------------------------------------------------------------------
10 years                      126.21                395.92             30.53
Annual average                  8.50                 17.36              2.70
-------------------------------------------------------------------------------
Annual average
(life of fund)                    --*                16.43              3.28
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Returns for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Merrill Lynch Perpetual Preferred Index was introduced on 2/28/89.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                                         Class A             Class M
------------------------------------------------------------------------------
Distributions (number)                      6                   6
------------------------------------------------------------------------------
Income                                  $0.23920            $0.229391
------------------------------------------------------------------------------
Capital gains                               --                  --
------------------------------------------------------------------------------
  Total                                 $0.23920            $0.229391
------------------------------------------------------------------------------
Share value:                           NAV     POP         NAV     POP
------------------------------------------------------------------------------
7/31/00                               $7.88   $8.14       $7.86   $8.02
------------------------------------------------------------------------------
1/31/01                                7.79    8.05        7.77    7.93
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1                6.11%   5.91%       5.87%   5.75%
------------------------------------------------------------------------------
Taxable equivalent 3                   8.41    8.14        8.08    7.92
------------------------------------------------------------------------------
Current 30-day SEC yield 2             6.16    5.86        5.91    5.71
------------------------------------------------------------------------------
Taxable equivalent 3                   8.48    8.07        8.14    7.86
------------------------------------------------------------------------------

1 Most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

3 The taxable equivalent examples in this table show the return that a corporation taxed at the 35% federal corporate tax rate would have to earn from a non tax-advantaged investment to produce an after-tax return equal to that of the fund, assuming 100% of distributions qualify for the dividend-received deduction.


TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                                          Class A               Class M
(inception dates)                         (1/4/84)             (4/20/95)
                                         NAV    POP           NAV     POP
------------------------------------------------------------------------------
6 months                                3.10% -0.32%         2.98%   0.92%
------------------------------------------------------------------------------
1 year                                  0.74  -2.54          0.49   -1.53
------------------------------------------------------------------------------
5 years                                27.24  23.07         25.73   23.26
Annual average                          4.94   4.24          4.69    4.27
------------------------------------------------------------------------------
10 years                              113.77 106.83        107.36  103.20
Annual average                          7.89   7.54          7.57    7.35
------------------------------------------------------------------------------
Annual average
(life of fund)                          7.48   7.27          7.17    7.05
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.


COMPARATIVE BENCHMARKS

Merrill Lynch Perpetual Preferred Index* is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes, and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

PREFERRED STOCKS (97.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Automotive (1.9%)
-------------------------------------------------------------------------------------------------------------------
             60,600 Ford Motor Co. Ser. B, $2.063 depositary shares
                    (dep. shs.) cumulative preferred (cum. pfd.)                                     $    1,551,360

Banking (9.1%)
-------------------------------------------------------------------------------------------------------------------
             15,000 Indosuez Holdings 144A ADS $2.594 pfd. (Luxembourg)                                     376,530
             33,259 Morgan (J.P.) & Co., Inc. Ser. A, $5.00 cum. pfd.                                     2,474,470
             54,700 Morgan (J.P.) & Co., Inc. Ser. H, $3.312 cum. pfd.                                    2,762,350
             70,300 Morgan (J.P.) & Co., Inc. Ser. C, $2.71 cum. pfd.                                     1,827,800
                                                                                                      -------------
                                                                                                          7,441,150

Consumer Finance (2.4%)
-------------------------------------------------------------------------------------------------------------------
             64,250 Household International, Inc. Ser. 92-A, $2.063 dep. shs.
                    cum. pfd.                                                                             1,606,250
             14,200 MBNA Corp. Ser. A, $1.875 cum. pfd.                                                     337,250
                                                                                                      -------------
                                                                                                          1,943,500

Electric Utilities (46.0%)
-------------------------------------------------------------------------------------------------------------------
            156,100 Alabama Power Co. $1.30 cum. pfd.                                                     3,043,950
              5,000 Atlantic City Electric Co. Sinking Fund, $7.80 cum. pfd.                                510,000
              2,500 Avista Corp. Ser. K, Sinking Fund, $6.95 pfd.                                           240,000
             40,000 Baltimore Gas & Electric Co. Ser. 93, $7.13 cum. pfd.                                 3,993,000
             15,000 Baltimore Gas & Electric Co. Ser. 95, $6.99 cum. pfd.                                 1,480,125
              5,416 Duke Energy Corp. Ser. Y, $7.04 cum. pfd.                                               533,476
              6,429 Duke Energy Corp. Ser. W, $7.00 cum. pfd.                                               630,846
             25,373 Duke Energy Corp. Ser. 93-A, $1.593 cum. pfd.                                           615,295
              2,900 Entergy Mississippi, Inc. $4.92 cum. pfd.                                               208,438
             18,021 Florida Power & Light Co. Ser. S, $6.98 cum. pfd.                                     1,781,826
             31,200 Florida Power & Light Co. Ser. U, $6.75 cum. pfd.                                     3,065,400
             25,000 Illinois Power Co. $3.875 cum. pfd.                                                   1,247,425
             14,000 Indianapolis Power & Light $5.65 cum. pfd.                                            1,215,900
             15,000 Kentucky Utilities Corp. $6.53 cum. pfd.                                              1,440,000
              3,000 Monongahela Power Co. Ser. L, $7.73 cum. pfd.                                           300,750
             40,000 Niagara Mohawk Power Corp. Ser. K, $1.75 cum.
                    Adjustable Rate Preferred (ARP)                                                         980,000
             36,800 Niagara Mohawk Power Corp. Ser. A, $1.625 cum. ARP                                      846,400
             88,000 Pacific Gas & Electric Co. Ser. U, $6.57 cum. pfd.                                      968,000
             16,000 Pacificorp Sinking Fund $7.48 cum. pfd.                                               1,544,000
             30,000 Peco Energy Co. $7.48 cum. pfd.                                                       3,093,900
             26,000 Potomac Electric Power Co. Ser. 92, Sinking Fund,
                    $1.70 cum. pfd.                                                                       1,306,500
             10,000 PP&L Electric Utilities Corp. Sinking Fund, $6.125 cum. pfd.                            959,690
             11,750 Public Service Electric & Gas Co. $6.92 cum. pfd.                                     1,117,719
              5,000 Public Service Electric & Gas Co. Ser. E, $5.28 cum. pfd.                               360,625
             30,700 Puget Sound Energy, Inc. Ser. II, $1.863 cum. pfd.                                      771,338
             26,250 Rochester Gas and Electric Ser. V, Sinking Fund, $6.60 cum. pfd.                      2,572,500
             35,000 Sierra Pacific Power Co. Class A, Ser. 1, $1.95 cum. pfd.                               875,000
             18,700 Virginia Electric & Power Co. $7.05 cum. pfd.                                         1,865,325
              1,000 Virginia Electric & Power Co. $6.98 cum. pfd.                                            98,250
                                                                                                      -------------
                                                                                                         37,665,678

Financial (2.2%)
-------------------------------------------------------------------------------------------------------------------
             37,500 USA Education, Inc. Ser. A, $3.485 cum. pfd.                                          1,818,750

Investment Banking/Brokerage (15.2%)
-------------------------------------------------------------------------------------------------------------------
             39,500 Bear Stearns Companies, Inc. (The) Ser. E, $3.08 cum. pfd.                            1,564,200
             30,000 Bear Stearns Companies, Inc. (The) Ser. F, $2.865 cum. pfd.                           1,147,500
              8,400 Bear Stearns Companies, Inc. (The) Ser. A, $2.75 cum. ARP                               375,900
             32,600 Bear Stearns Companies, Inc. (The) Ser. G, $2.75 cum. pfd.                            1,214,350
             20,000 Lehman Brothers Holdings, Inc. Ser. C, $2.97 pfd.                                       845,000
             41,500 Lehman Brothers Holdings, Inc. Ser. D, $2.84 dep. shs. pfd.                           1,680,750
            200,437 Merrill Lynch & Co., Inc. Ser. A, $2.25 dep. shs. cum. pfd.                           5,567,135
                                                                                                      -------------
                                                                                                         12,394,835

Metals (0.7%)
-------------------------------------------------------------------------------------------------------------------
             11,050 Alcoa, Inc. $3.75 cum. pfd.                                                             607,750

Natural Gas Utilities (3.5%)
-------------------------------------------------------------------------------------------------------------------
             49,000 Northern Indiana Public Services Ser. A, $3.00 cum. ARP                               2,100,875
              7,200 UGI Utilities $7.75 cum. pfd.                                                           755,280
                                                                                                      -------------
                                                                                                          2,856,155

Oil & Gas (13.7%)
-------------------------------------------------------------------------------------------------------------------
             24,900 Anadarko Petroleum Corp. $5.46 dep. shs. pfd.                                         1,979,550
             10,000 Apache Corp. Ser. B, $5.68 cum. dep. shs. pfd.                                          753,000
             20,000 Devon Energy Corp. Ser. A, $6.49 cum. pfd.                                            1,765,060
            101,500 El Paso Tennessee Pipeline Co. Ser. A, $4.13 cum. pfd.                                5,163,813
             15,000 Portland General Electric $7.75 cum. pfd.                                             1,515,000
                                                                                                     --------------
                                                                                                         11,176,423

Shipping (2.7%)
-------------------------------------------------------------------------------------------------------------------
             99,373 Americo, Inc. Ser. A, $2.125 cum. pfd.                                                2,235,893
                                                                                                     --------------
                    Total Preferred Stocks (cost $89,940,368)                                        $   79,691,494

SHORT-TERM INVESTMENTS (2.2%) (a) (cost $1,784,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,784,000 Interest in $400,000,000 joint tri-party repurchase agreement dated January 31, 2001 with Credit
                    Suisse First Boston due February 1, 2001 with
                    respect to various U.S. Government obligations --
                    maturity value of $1,784,285 for an effective yield
                    of 5.76%.                                                                        $    1,784,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $91,724,368) (b)                                         $   81,475,494
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $81,786,500.

  (b) The aggregate identified cost on a tax basis is $91,725,360 resulting in gross unrealized appreciation and depreciation of $606,905 and $10,856,771 respectively, or net unrealized depreciation of $10,249,866.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADS after the name of a foreign holding stands for American
      Depositary Shares representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Adjustable Rate Preferreds (ARP) are the current interest rates shown at January 31, 2001, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $91,724,368) (Note 1)                                          $81,475,494
-------------------------------------------------------------------------------------------
Cash                                                                                    902
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                   189,741
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               80,059
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      460,041
-------------------------------------------------------------------------------------------
Total assets                                                                     82,206,237

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               159,284
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           75,937
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        136,717
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            9,668
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        15,666
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,882
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,272
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               17,311
-------------------------------------------------------------------------------------------
Total liabilities                                                                   419,737
-------------------------------------------------------------------------------------------
Net assets                                                                      $81,786,500

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $96,893,645
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         74,987
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (4,933,258)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (10,248,874)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $81,786,500

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($75,828,383 divided by 9,732,601 shares)                                             $7.79
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $7.79)*                                $8.05
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,958,117 divided by 766,877 shares)                                                $7.77
-------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $7.77)*                                $7.93
-------------------------------------------------------------------------------------------

* On single retail sales of less than $100,000. On sales of $100,000 or more and group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividend                                                                         $3,139,518
-------------------------------------------------------------------------------------------
Interest                                                                             54,640
-------------------------------------------------------------------------------------------
Total investment income                                                           3,194,158

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    277,899
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       47,812
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     6,221
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,473
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 7,170
-------------------------------------------------------------------------------------------
Other                                                                                30,202
-------------------------------------------------------------------------------------------
Total expenses                                                                      372,777
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (17,010)
-------------------------------------------------------------------------------------------
Net expenses                                                                        355,767
-------------------------------------------------------------------------------------------
Net investment income                                                             2,838,391
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (841,364)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (357,156)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (1,198,520)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,639,871
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 2,838,391     $  6,556,399
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (841,364)      (1,971,609)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (357,156)      (6,914,178)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                         1,639,871       (2,329,388)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (2,416,293)      (6,005,718)
--------------------------------------------------------------------------------------------------
   Class M                                                               (172,697)        (542,516)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (287,132)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (25,938)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                      (5,962,334)     (22,559,893)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (6,911,453)     (31,750,585)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    88,697,953      120,448,538
--------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income and distributions in excess
of net investment income of $74,987, and
$174,414, respectively)                                               $81,786,500     $ 88,697,953
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                               Eight months
Per-share                            January 31                               ended
operating performance               (Unaudited)       Year ended July 31     July 31+    Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.88        $8.59        $9.16        $9.00        $8.71        $8.59
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .26          .50          .53          .38          .56          .58
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)        (.68)        (.51)         .16          .30          .12
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15         (.18)         .02          .54          .86          .70
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.51)        (.54)        (.38)        (.57)        (.58)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.05)          --           --           --(c)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --         (.02)          --(c)        --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.24)        (.53)        (.59)        (.38)        (.57)        (.58)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.79        $7.88        $8.59        $9.16        $9.00        $8.71
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.93*       (2.20)        0.19         6.04*       10.22         8.61
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $75,828      $82,559     $109,932     $124,784     $116,413     $117,502
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .43*         .83          .88          .59*         .85          .89
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.35*        6.23         5.90         4.13*        6.34         6.90
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  5.34*       11.02        30.09        33.51*       20.46        29.51
------------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A (continued)
-------------------------------------------------
Per-share                            Year ended
operating performance                November 30
-------------------------------------------------
                                        1995
-------------------------------------------------
Net asset value,
beginning of period                    $7.88
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income                    .57
-------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .73
-------------------------------------------------
Total from
investment operations                   1.30
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.59)
-------------------------------------------------
In excess of net
investment income                         --
-------------------------------------------------
From return
of capital                                --
-------------------------------------------------
Total distributions                     (.59)
-------------------------------------------------
Net asset value,
end of period                          $8.59
-------------------------------------------------
Total return at
net asset value (%)(a)                 17.05
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                      $120,591
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .90
-------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.91
-------------------------------------------------
Portfolio turnover (%)                 34.76
-------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                              Eight months
Per-share                            January 31                                ended
operating performance               (Unaudited)      Year ended July 31      July 31+    Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.86        $8.56        $9.13        $8.97        $8.69        $8.58
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .25          .47          .50          .37          .54          .56
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)        (.67)        (.51)         .15          .29          .11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .14         (.20)        (.01)         .52          .83          .67
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.48)        (.51)        (.36)        (.55)        (.56)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.05)          --           --           --(c)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --         (.02)          --(c)        --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.50)        (.56)        (.36)        (.55)        (.56)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.77        $7.86        $8.56        $9.13        $8.97        $8.69
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.80*       (2.35)       (0.07)        5.89*        9.85         8.22
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $5,958       $6,139      $10,516      $11,950       $7,477       $5,333
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*        1.08         1.13          .76*        1.10         1.14
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.18*        5.97         5.60         3.88*        6.01         6.41
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  5.34*       11.02        30.09        33.51*       20.46        29.51
------------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M (continued)
-------------------------------------------------
                                  For the period
Per-share                         Apr. 20, 1995++
operating performance               to Nov. 30
-------------------------------------------------
                                        1995
-------------------------------------------------
Net asset value,
beginning of period                    $8.12
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income                    .33
-------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .46
-------------------------------------------------
Total from
investment operations                    .79
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.33)
-------------------------------------------------
In excess of net
investment income                         --
-------------------------------------------------
From return
of capital                                --
-------------------------------------------------
Total distributions                     (.33)
-------------------------------------------------
Net asset value,
end of period                          $8.58
-------------------------------------------------
Total return at
net asset value  (%)(a)                 9.88*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                          $729
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .67*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.73*
-------------------------------------------------
Portfolio turnover (%)                 34.76
-------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Preferred Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction, with minimum fluctuations in principal.

The fund offers both class A and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Preferred stocks, for which market quotations are not considered to be readily available, are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2000, the fund had a capital loss carryover of approximately $2,443,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  208,000    July 31, 2002
     1,533,000    July 31, 2003
       702,000    July 31, 2008

H) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2001, the fund's expenses were reduced by $17,010 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $433 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing class M shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 1.00% of the average net assets attributable to class M shares. The Trustees have approved payment by the fund to an annual rate of 0.25% of the average net assets attributable to class M shares.

For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $2,706 and $438 from the sale of class A and class M shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $1,006 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,477,465 and $10,075,261, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    354,520        $  2,765,538
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  200,587           1,566,536
---------------------------------------------------------------------------
                                               555,107           4,332,074

Shares
repurchased                                 (1,304,283)        (10,194,800)
---------------------------------------------------------------------------
Net decrease                                  (749,176)       $ (5,862,726)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,900,041        $ 15,768,272
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  484,583           3,980,674
---------------------------------------------------------------------------
                                             2,384,624          19,748,946

Shares
repurchased                                 (4,707,167)        (38,745,132)
---------------------------------------------------------------------------
Net decrease                                (2,322,543)       $(18,996,186)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    245,125         $ 1,924,988
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   16,300             126,958
---------------------------------------------------------------------------
                                               261,425           2,051,946

Shares
repurchased                                   (275,820)         (2,151,554)
---------------------------------------------------------------------------
Net decrease                                   (14,395)        $   (99,608)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    285,892         $ 2,398,520
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   51,845             424,625
---------------------------------------------------------------------------
                                               337,737           2,823,145

Shares
repurchased                                   (784,891)         (6,386,852)
---------------------------------------------------------------------------
Net decrease                                  (447,154)        $(3,563,707)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on pay downs on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Deborah F. Kuenstner
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Preferred Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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